SCHEDULE OF SHORT-TERM INVESTMENT (Details) - USD ($)			12 Months Ended
		May 20, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Short-term investments			$ 957,729	$ 2,319,247
Stock issued during period, value, new issues		$ 300,000	10,010,700	10,270,000	$ 7,900,300
Investment gains			212,426	(226,210)
Fitell Corp [Member]
Marketable Securities [Line Items]
Stock issued during period, value, new issues				100,564
Investment gains			35,770.77
Certificate Of Deposits [Member]
Marketable Securities [Line Items]
Short-term investments	[1]			1,624,191
Exchange Traded Funds [Member]
Marketable Securities [Line Items]
Short-term investments	[2]		957,729	594,492
Common Stock [Member]
Marketable Securities [Line Items]
Short-term investments	[3]			$ 100,564

[1]	On August 4, 2023, the Company deposited a Certificate of Deposits of $800,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $811,918, and the Company recognized the interest income of $11,918 for the year 2023. On August 30, 2023, the Company deposited a Certificate of Deposits of $500,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $507,921, and the Company recognized the interest income of $7,921 for the year 2023. On September 30, 2023, the Company deposited a Certificate of Deposits of $300,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $304,352, and the Company recognized the interest income of $4,352 for the year 2023. In January 2024, the Company redeemed all of the above-mentioned CDs.
[2]	On March 31, 2023, the Company purchased 5 units SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF as part of the investment portfolio at a cost of $465.93. On August 31, 2023, the Company purchased 6500 units SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF at a cost of $595,535.95. As of December 31, 2023, the market value of the total 6,505 units ETF was $594,491.95, and the Company recognized the loss on market price of the ETF of $1,509.93 for the year 2023.
[3]	As of December 31, 2023, the Company holds common stocks of FITELL CORP, with the amount of $100,564. The cost of these stocks was $328,590, and the Company recognized the loss on market price of the stocks of $228,026 for 2023. In February and March 2024, the Company sold all of the common stocks of FITELL CORP, and the Company recognized investment gains of $35,770.77 for 2024.